FINANCIAL DEBT - Syndicated Loan (Details) $ in Thousands, $ in Millions											1 Months Ended
	Feb. 12, 2020 USD ($)	Dec. 09, 2019 USD ($)	Jul. 25, 2019 USD ($)	Mar. 25, 2019 USD ($)	Feb. 11, 2019 USD ($)	Oct. 17, 2018 USD ($)	Oct. 08, 2018 USD ($)	Mar. 09, 2018 USD ($)	Feb. 09, 2018 USD ($)	Feb. 02, 2018 USD ($)	Nov. 30, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ARS ($)	May 29, 2019 USD ($)	Dec. 31, 2018 ARS ($)
Financial Debt.
Principal amount												$ 289,676,000		$ 300,000
Financial debt													$ 151,996		$ 122,012
Syndicated Loan
Financial Debt.
Principal amount							$ 500,000			$ 1,000,000
Amount borrowed						$ 500,000		$ 350,000	$ 650,000
Minimum net cash proceeds from bilateral or syndicated bank financing required to make prepayment										$ 500,000
Tenor of non-Peso denominated debt securities (in years)										3 years
Borrowing term							48 months
Additional payment of Original Loan							$ 100,000
Mandatory pre-cancellation amount							$ 100,000
Prepayment of Original Loan											$ 300,000
Balance of borrowings owed cancelled					$ 100,000
Amount of loan paid		$ 50,500	$ 100,150	$ 101,400
Principal amount repaid		50,000	100,000	100,000
Interest amount repaid		$ 500	$ 150	$ 1,400
Financial debt												$ 251,100	$ 15,041
Syndicated Loan | Repayment of loan
Financial Debt.
Amount of loan paid	$ 50,300
Principal amount repaid	50,000
Interest amount repaid	$ 300
LIBOR | Syndicated Loan | First four months
Financial Debt.
Applicable margin on LIBOR										1.25%
LIBOR | Syndicated Loan | Next two months
Financial Debt.
Applicable margin on LIBOR										1.50%
LIBOR | Syndicated Loan | Following three months
Financial Debt.
Applicable margin on LIBOR										1.75%
LIBOR | Syndicated Loan | Last three months
Financial Debt.
Applicable margin on LIBOR										2.25%
LIBOR | Syndicated Loan | First year
Financial Debt.
Applicable margin on LIBOR							4.50%
LIBOR | Syndicated Loan | Second year
Financial Debt.
Applicable margin on LIBOR							5.00%
LIBOR | Syndicated Loan | After second year till expiration date
Financial Debt.
Applicable margin on LIBOR							5.25%